Voya Russell Mid Cap Index Portfolio Average Annual Total Returns - Class ADV I S S2 Shares [Member]			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			14.32%	8.97%	8.67%
Performance Inception Date		Mar. 10, 2008
Class ADV | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		23.81%	13.86%	12.55%
Class ADV | Russell Midcap® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		15.34%	9.92%	9.63%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			14.90%	9.53%	9.22%
Performance Inception Date		Mar. 10, 2008
Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		23.81%	13.86%	12.55%
Class I | Russell Midcap® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		15.34%	9.92%	9.63%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			14.55%	9.23%	8.94%
Performance Inception Date		Mar. 10, 2008
Class S | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		23.81%	13.86%	12.55%
Class S | Russell Midcap® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		15.34%	9.92%	9.63%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			14.36%	9.06%	8.77%
Performance Inception Date		Feb. 27, 2009
Class S2 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		23.81%	13.86%	12.55%
Class S2 | Russell Midcap® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		15.34%	9.92%	9.63%

[1]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the Russell Midcap® Index to the Russell 3000® Index in accordance with changes to regulatory disclosure requirements. The Portfolio continues to use the Russell Midcap ® Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.